Stockholders’ Equity (Tables)	12 Months Ended
Apr. 30, 2024
Stockholders’ Equity [Abstract]
Schedule of Convertible Preferred Stock	The following table summarizes the issuances of all convertible preferred stock:
	Issue Date	Issuance Price (amount paid in) (per share)**	Holder’s Conversion Right	Conversion Ratio*	Settlement methods
Series A	July 24, 2017
	July 28, 2017
	August 2, 2017
	October 13, 2017	¥208	Any time	1	Shares
Series AA	July 20, 2017	¥56	Any time	1	Shares
Series B	April 18, 2019
	April 25, 2019
	May 27, 2019	¥1,761	Any time	1	Shares
Series BB	April 1, 2019	¥413	Any time	1	Shares
Series C	June 17, 2022
	September 8, 2022
	September 14, 2022
	September 26, 2022	¥1,888	Any time	1	Shares
*	On March 22, 2023, the Series A, AA, B, BB and C convertible preferred stock were converted to common stock upon the resolution of the board of directors. As of April 30, 2023 and 2024, there are no more shares of preferred stock designated. The Company has no present plans to issue any shares of preferred stock.
**	On April 28, 2023, the Company effectuated a 600-for-one forward split. Issuance price per share has been retroactively restated.